091-08828 6 ?

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 193

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FO

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product:
Equity-Linked Securities

4. Name of Underlying Instrument:
Alerian MLP Infrastructure Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MLPI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NASDAQ Stock Market, New York Stock Exchange, NYSE Amex

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Sudhir C. Bhattacharyya

Title:
Vice President - Legal

Telephone Number:
(212) 656-2920

Manual Signature of Official Responsible for Form:

April 6, 2010

SEC 2449 (1/99)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	APR - 7 2010

Sudhir Bhattacharyya
Vice President, Legal

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

RECEIVED
2010 APR -7 PM 3: 12
SEC / TM

Via Overnight Mail

April 6, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Bank of America / GlobalShares / UBS

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Capped Leveraged Index Return Notes linked to the S&P 500 Index due March 30, 2012 (Ticker Symbol: LDX)
- Bank of America Market Index Target Term Securities Linked to the Dow Jones Industrial Average Due March 27, 2015 (Ticker Symbol: SDA)
- GlobalShares FTSE All-World ETF linked to the FTSE All-World Index (Ticker Symbol: GSW)
- GlobalShares FTSE All-World ex US Fund ETF linked to the FTSE All-World ex US Index (Ticker Symbol: GSO)
- GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund ETF linked to the FTSE All-Cap Asia Pacific ex Japan Index (Ticker Symbol: GSZ)
- UBS E-TRACS Alerian MLP Infrastructure ETN linked to the Alerian MLP Infrastructure Index due April 2, 2040 (Ticker Symbol: MLPI)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	APR - 7 2010